Property, Plant and Equipment - Summary of Key Assumptions Used for Assessing Recoverable Amount of Company's CGUs Versus Carrying Values (Detail) - Individual assets or cash-generating units [member]	12 Months Ended
Dec. 31, 2017 $ / oz $ / lb
Disclosure of detailed information about property, plant and equipment [line items]
Gold price | $ / oz	1,300
Silver price | $ / oz	18
Lead price	1.09
Zinc price	1.27
Copper price	2.80
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.00%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.00%